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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


             Read instructions at end of Form before preparing Form.

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1.   Name and address of issuer:
                                          Drake Funds Trust
                                          660 Madison Avenue, 16th floor
                                          New York, New York 10021

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

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3.   Investment Company Act File Number:  811-21651

     Securities Act File Number:          333-119650

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4(a).  Last day of fiscal year for which
       this Form is filed:

                                          October 31, 2006


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4(b).  [  ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
             (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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                                      -1-
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4(c).  [  ]  Check box if this is the last time the issuer will be filing this
             Form.


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5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold
        during the fiscal year pursuant to
        section 24(f):                                              $10,148,755
                                                                    -----------

   (ii) Aggregate price of securities
        redeemed or repurchased during
        the fiscal year:                           ($15,484,073)
                                                   -------------

  (iii) Aggregate price of securities
        redeemed or repurchased during
        any prior fiscal year ending no
        earlier than October 11, 1995
        that were not previously used
        to reduce registration fees
        payable to the Commission:                           $0
                                                   -------------

  (iv)  Total available redemption credits
        [add Items 5(ii) and 5(iii)].                          -   ($15,484,073)
                                                                   -------------

   (v)  Net sales -- if Item 5(i) is
        greater than Item 5(iv)
        [subtract Item 5(iv) from
        Item 5(i)]:                                                 ($5,335,318)
                                                                    ------------

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  (vi)  Redemption credits available for use        ($5,335,318)
        in future years -- if Item 5(i) is          ------------
        less than Item 5(iv) [subtract
        Item 5(iv) from Item 5(i)]:

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 (vii)  Multiplier for determining registration fee (See
        Instruction C.9):                                            $0.0001070
                                                                     -----------

(viii)  Registration fee due [multiply Item 5(v) by
        Item 5(vii)] (enter "0" if no fee is due):                  =        $0
                                                                     ===========


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6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                 Not applicable

    If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                 Not applicable


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7.   Interest due -- if this Form is being filed more
     than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                    +        $0
                                                                     -----------
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8.   Total of the amount of the registration fee due
     plus any interest due [line 5(viii) plus line 7]:

                                                                    =        $0
                                                                     ===========
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9.   Date the registration fee and any interest payment
     was sent to the Commission's lockbox depository:

     Method of Delivery:
                            [N/A] Wire Transfer
                            [   ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*            /s/ Stacey L. Feller
                                     -------------------------------------------
                                     Stacey L. Feller
                                     Treasurer and Principal Financial Officer

Date: January 25, 2007

  *Please print the name and title of the signing officer below the signature.